Provision for Dividends (Details) - Schedule of Changes in Provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions for Employee Benefit Obligations [Member]
Provision for Dividends (Details) - Schedule of Changes in Provision [Line Items]
Beginning Balance	$ 422,830	$ 237,877
Provisions established	373,090	422,830
Provisions used	(422,830)	(237,877)
Provisions released
Ending Balance	373,090	422,830
Provisions of a Bank Branch Abroad for Profit Remittances to its Parent Company [Member]
Provision for Dividends (Details) - Schedule of Changes in Provision [Line Items]
Beginning Balance	422,830	237,877
Provisions established	373,090	422,830
Provisions used	(422,830)	(237,877)
Provisions released
Ending Balance	$ 373,090	$ 422,830